Stockholders' Equity (Details)							1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 12, 2017 USD ($) shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 29, 2016 USD ($) $ / shares	Nov. 22, 2016 USD ($) $ / shares shares	Nov. 08, 2016 $ / shares	Nov. 30, 2016 $ / shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	May 31, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) item $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2016 shares	Oct. 27, 2014 shares	Oct. 26, 2014 shares
Stockholders' Equity
Common stock, shares authorized | shares		50,000,000	50,000,000										50,000,000		50,000,000	50,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001
Number of voting rights entitled for each share of common stock held | item													1		1
Share issue price (in dollars per share) | $ / shares		$ 1.00	$ 0.716	$ 0.69		$ 0.91	$ 0.69						$ 1.00		$ 0.716
Net proceeds from initial public offering																$ 18,810,484
Amount of shares issued																$ 15,512,260
Number of warrants issued to purchase shares of common stock (in shares) | shares		69,869	67,655										69,869		67,655	26,785	26,785
Strike price (in dollars per share) | $ / shares					$ 1.00	0.01
Issuance costs of equity and warrants
Total					$ 1,000,001
% Allocation					100.00%
Warrants issuance costs (allocated)					$ 225,944
Total					$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		$ 1.00	$ 0.716	0.69		0.91	0.69						$ 1.00		$ 0.716
Exercise price | $ / shares		$ 0.75	$ 0.75	$ 0.75		$ 0.01	$ 0.75						$ 0.75		$ 0.75
Term			5 years 4 months 28 days	5 years 6 months		5 years 8 months 19 days	5 years 6 months						5 years 1 month 28 days		5 years 4 months 28 days
Volatility (as a percent)			73.62%	71.92%		70.35%	71.92%						78.33%		73.62%
Dividend yield (as a percent)			0.00%	0.00%		0.00%	0.00%						0.00%		0.00%
Risk-free interest rate (as a percent)			2.00%	1.87%		1.45%	1.87%						1.95%		2.00%
Preferred stock, shares authorized | shares		10,000,000	10,000,000										10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares		0	0										0		0	0
Preferred stock, shares outstanding | shares		0	0										0		0	0
Shares of common stock reserved for issuance
Options issued and outstanding | shares		2,528,650	2,571,220										2,528,650		2,571,220	919,506	894,766
Options available for grant | shares		362,700	39,988										362,700		39,988	106,833	269,331
RSUs issued and outstanding | shares		20,789	20,789										20,789		20,789	55,536	20,789
Warrants issued and outstanding | shares		6,339,792	5,968,876										6,339,792		5,968,876	748,872	748,872
Convertible notes | shares		69,869	67,655										69,869		67,655	26,785	26,785
Total | shares		9,321,800	8,668,528										9,321,800		8,668,528	1,857,532	1,960,543
2016 Private Placement
Stockholders' Equity
Shares issued (in shares) | shares					1,666,668
Share issue price (in dollars per share) | $ / shares					$ 0.60
Net proceeds from issuance of common stock					$ 677,224
Amount of shares issued					1,000,000
Issuance costs of equity and warrants
Common stock issuance costs (allocated)					$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares					$ 0.60
Private investment
Stockholders' Equity
Shares issued (in shares) | shares											3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares													$ 1.32		$ 1.32
Net proceeds from issuance of common stock													$ 3,227,134		$ 2,676,700
Common Stock
Stockholders' Equity
Common stock, shares authorized | shares																		15,000,000	10,000,000
Shares issued (in shares) | shares																2,860,000
Share issue price (in dollars per share) | $ / shares		$ 1.00											$ 1.00
Amount of shares issued					$ 106,000											$ 286
Issuance costs of equity and warrants
Fair value of common stock					$ 156,522
% Allocation					16.00%
Common stock issuance costs (allocated)					$ 50,522
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		1.00											$ 1.00
Common Stock | Private investment
Stockholders' Equity
Term of stock purchase agreement									30 months
Shares issued (in shares) | shares	16,480							170,455	222,222				416,996		1,348,601
Private Offering Price (in dollars per share) | $ / shares									$ 2.25
Net proceeds from issuance of common stock	$ 12,629							$ 150,000	$ 394,534				$ 550,434		$ 2,176,700
Amount of shares issued									500,000
Offering expenses									$ 105,398
Shares issued to a private investor in payment of underwriting discounts and commissions | shares									456,667
Common Stock | Secondary public offering
Stockholders' Equity
Shares issued (in shares) | shares										2,000,000
Shares issued (price per share) | $ / shares										$ 2.50
Net proceeds from initial public offering										$ 4,100,000
Underwriting discounts and commissions										373,011					373,011
Offering expenses										$ 496,887					$ 496,887
Common Stock | Maximum | Private investment
Stockholders' Equity
Value of common stock that may be sold to a private investor									$ 15,000,000
Series A warrants and placement agent warrants
Stockholders' Equity
Share issue price (in dollars per share) | $ / shares		1.00	$ 0.716										$ 1.00		$ 0.716
Strike price (in dollars per share) | $ / shares		0.75	0.75		$ 0.75								0.75		0.75
Issuance costs of equity and warrants
Fair value of warrants					$ 56,000
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		$ 1.00	$ 0.716										$ 1.00		$ 0.716
Term		5 years 1 month 28 days	5 years 4 months 28 days		5 years 6 months
Volatility (as a percent)		78.33%	73.62%		71.92%
Risk-free interest rate (as a percent)		1.95%	2.00%		1.87%
Warrant liability		$ 1,252,620	$ 799,201	$ 756,001									$ 1,252,620		$ 799,201
Series A Warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares					1,666,668
Strike price (in dollars per share) | $ / shares					$ 0.75
Issuance costs of equity and warrants
Fair value of warrants					$ 700,001
% Allocation					70.00%
Warrants issuance costs (allocated)					$ 225,944
Fair Value Assumptions and Methodology for Assets and Liabilities
Warrant liability				$ 756,001	$ 756,001
Shares of common stock reserved for issuance
Convertible notes | shares					1,666,668
Series B warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares					1,666,668
Strike price (in dollars per share) | $ / shares					$ 0.90
Fair Value Assumptions and Methodology for Assets and Liabilities
Term					1 year
Volatility (as a percent)					116.65%
Risk-free interest rate (as a percent)					0.78%
Shares of common stock reserved for issuance
Convertible notes | shares					1,666,668
Warrants (Series B and C)
Stockholders' Equity
Amount of shares issued					$ 97,167
Issuance costs of equity and warrants
Fair value of warrants					$ 143,478
% Allocation					14.00%
Warrants issuance costs (allocated)					$ 46,311
Series C warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares					1,666,668
Strike price (in dollars per share) | $ / shares					$ 1.00
Fair Value Assumptions and Methodology for Assets and Liabilities
Term					1 year 6 months
Volatility (as a percent)					116.92%
Risk-free interest rate (as a percent)					0.94%
Shares of common stock reserved for issuance
Convertible notes | shares					1,666,668